INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
- Allowance for doubtful accounts	¥ 11,927	$ 1,833	¥ 9,349
- Deferred revenue	3,595	553	3,631
- Accruals	21,102	3,243	6,764
- Tax losses	159,782	24,558	55,122
- Property and equipment	3,424	526	2,451
- Intangible assets	2,001	308	615
- Long-term investment impairment	1,500	231	900
- Impairment loss for long-lived assets	68,508	10,529	68,318
- Unrealized profit	71,760	11,029	0
Less: valuation allowance	(343,599)	(52,810)	(147,150)
Total Deferred tax assets